Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Liabilities

	JPY (millions) As of March 31
	2025	2026
Accrued expenses	¥605,697	¥626,674
Deferred income	38,213	21,026
Other	35,233	42,270
Total	¥679,143	¥689,970
Non-current	¥82,859	¥99,818
Current	¥596,283	¥590,152